Inventories (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventories

	December 31, 2017	December 31, 2016
Raw materials	15,050	13,666
Work in progress	6,990	5,654
Finished goods and goods for resale	15,950	15,907

Total inventories at the lower of cost and net realizable value	37,990	35,227